Related Party Transactions - Additional Information (Detail)	12 Months Ended
Mar. 31, 2016
Majority Shareholders [Member]
Related Party Transaction [Line Items]
Related party transaction, description of transaction	Three of our current shareholders, who collectively owned more than 40% of our outstanding shares as of March 31, 2016 and 2015, respectively, were customers of the Company during the periods included in the consolidated financial statements.